Commitments and Contingencies (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 31, 2025 CAD ($)	Apr. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Commitments and Contingencies [Line Items]
Construction cost			$ 86.2
Company paid			59.7
Remaining balance to acquire investment			7.6
Facilities Agreement			74.7
Reinforcement security			$ 74.7
Project power consumption			8 years
Interest			50.00%	50.00%
Annual payment (in Dollars)				$ 21.5	$ 3.8
2022 Secured Note [Member]
Commitments and Contingencies [Line Items]
Interest			6.50%	6.50%
Annual payment (in Dollars)				$ 14.6
2023 Secured Note [Member]
Commitments and Contingencies [Line Items]
Interest			6.50%	6.50%
Annual payment (in Dollars)				$ 9.8
Top of range [Member]
Commitments and Contingencies [Line Items]
Interest			1.00%	1.00%
Bottom of range [Member]
Commitments and Contingencies [Line Items]
Interest			1.20%	1.20%
BC Hydro [Member]
Commitments and Contingencies [Line Items]
Company paid			$ 46.8
Remaining balance to acquire investment			$ 8.0
Forecast [Member]
Commitments and Contingencies [Line Items]
Remaining balance to acquire investment	$ 7.4	$ 24.4
Forecast [Member] | BC Hydro [Member]
Commitments and Contingencies [Line Items]
Remaining balance to acquire investment	$ 7.0